Cash and cash equivalents - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents not available for general use	£ 200	£ 200
Consumer Healthcare Business [Member]
Cash And Cash Equivalents [Line Items]
Transferred to assets held for sale	£ 1,421